Quarterly Financial Data (Unaudited) (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
Research and development	2,758	5,656	5,669	6,424	5,567	4,293	4,279	4,465	3,017	23,316	16,054	12,200
General and administrative	2,781	2,168	1,879	2,172	2,367	2,337	1,822	1,387	1,298	8,586	6,844	2,287
Restructuring charges	3,486	0	0	0	0	0	0	0	0
Loss from operations	(9,025)	(7,824)	(7,548)	(8,596)	(7,934)	(6,630)	(6,101)	(5,852)	(4,315)	(31,902)	(22,898)	(14,487)
Interest and other income, net	109	111	115	117	96	67	12		1	439	80	296
Interest expense		0	0	0	0	0	0	0	0			(845)
Net loss attributable to common stockholders	$ (8,916)	$ (7,713)	$ (7,433)	$ (8,479)	$ (7,838)	$ (6,563)	$ (6,089)	$ (5,852)	$ (4,314)	$ (31,463)	$ (22,818)	$ (15,036)
Weighted average shares outstanding - basic and diluted (in shares)	15,644	15,540	15,504	15,462	15,462	15,452	15,451	4,159	2,209	15,492	9,371	723
Net loss per share attributable to common stockholders - basic and diluted (in dollars per share)	$ (0.57)	$ (0.50)	$ (0.48)	$ (0.55)	$ (0.51)	$ (0.42)	$ (0.39)	$ (1.41)	$ (1.95)	$ (2.03)	$ (2.43)	$ (20.27)